Goodwill (Details 2) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States
Goodwill
Forecast period	10 years
Average revenue growth per annum in the first five years of planning period (CAGR)	10.20%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	6.30%
Long-run Adjusted EBITDA margin	27.00%
Perpetual growth rate (%)	2.00%
Pre-tax WACC (%)	10.30%
United Kingdom
Goodwill
Forecast period	7 years	7 years
Average revenue growth per annum in the first five years of planning period (CAGR)	15.40%	16.30%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	5.10%	3.50%
Long-run Adjusted EBITDA margin	23.60%	33.60%
Perpetual growth rate (%)	1.40%	0.80%
Pre-tax WACC (%)	9.60%	9.80%
Germany
Goodwill
Forecast period	5 years	5 years
Average revenue growth per annum in the first five years of planning period (CAGR)	18.10%	20.30%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	0.20%	0.00%
Long-run Adjusted EBITDA margin	30.00%	33.90%
Perpetual growth rate (%)	0.20%	0.00%
Pre-tax WACC (%)	9.50%	10.30%
Canada
Goodwill
Forecast period	7 years	7 years
Average revenue growth per annum in the first five years of planning period (CAGR)	18.30%	17.60%
Average revenue growth per annum in the years subsequent to the first five years of planning period (CAGR)	4.00%	3.80%
Long-run Adjusted EBITDA margin	15.40%	14.30%
Perpetual growth rate (%)	1.50%	1.40%
Pre-tax WACC (%)	10.00%	10.80%